Structured Asset Trust Unit Repackagings (SATURNS)
Tribune Company Debenture Backed
Series 2006-1
Reporting Package Table of Contents
Payment Date:
Prior Payment:
Next Payment:
Record Date:
15-May-08
15-May-08
15-Nov-07
17-Nov-08
12-May-08
Administrator:
Kristen Packwood 312.904.4207
kristen.packwood@abnamro.com
Analyst:
Shaun Horbochuk 714.259.6217
Shaun.Horbochuk@lasallegts.com
Statement Date:
135 S. LaSalle Street, Suite 1625
Chicago, IL 60603
USA
Statements to Certificateholders
Cash Reconciliation Summary
Bond Interest Reconciliation
Bond Interest Reconciliation
Rating Information
Realized Loss Detail
Other Related Information

Page(s)
Information is available for this issue from the following sources
Issue Id:
Monthly Data File
Name:
SAT00601
SAT00601_200805_3.ZIP
Parties to The Transaction
Depositor: MS Structured Asset Corp
Underwriter: Morgan Stanley & Co. Incorporated
Rating Agency: Moody's Investors Service, Inc./Standard & Poor's, Inc.
800.246.5761
LaSalle Global Trust Services Web Site Factor Line
LaSalle Global Trust Services Web Site
www.etrustee.net
Closing Date:
First Payment Date:
Rated Final Payment Date:
Determination Date:
28-Feb-2006
15-May-2006
15-Nov-1996
15-May-2008
Trust Collection Period
11/16/2007 - 5/15/2008

13-May-2008 - 08:17 (2863-2865) (c) 2008 Bank Of America Corporation

Class
CUSIP
Original
Opening
Principal
Principal
Negative
Closing
Interest
Interest
Pass-Through
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Per $ 1000
Next Rate(3)
WAC:
Payment Date:
Prior Payment:
Next Payment:
Record Date:
7.250000%
15-May-08
15-May-08
15-Nov-07
17-Nov-08
12-May-08
Structured Asset Trust Unit Repackagings (SATURNS)
Tribune Company Debenture Backed
Series 2006-1
Face Value (1)
Balance
Payment
Adj. or Loss
Amortization
Balance
Payment (2)
Adjustment
Rate
Grantor Trust
Statement Date:
1000.000000000
0.000000000
0.000000000
1000.000000000
34.999999957
Fixed
0.00
0.00
)
(0.000000043
7.0000000000%
0.000000000
80412D105
A
79,795,000.00
0.00
0.00
79,795,000.00
2,792,825.00
79,795,000.00
1000.000000000
0.000000000
0.000000000
1000.000000000
43.014034947
N/A
0.00
0.00
)
(0.000000053
0.0000000000%
0.000000000
N
80412DAA3
B
2,191,000.00
0.00
0.00
2,191,000.00
94,243.75
2,191,000.00
Total P&I Payment
0.00
0.00
79,795,000.00
79,795,000.00
2,887,068.75
Total
79,795,000.00
0.00
0.00
2,887,068.75
13-May-2008 - 08:17 (2863-2865) (c) 2008 Bank Of America Corporation

Notes: (1) N denotes notional balance not included in total (2) Accrued Interest Plus/Minus Interest Adjustment Minus Deferred Interest equals Interest Payment (3) Estimated. * Denotes Controlling Class

Structured Asset Trust Unit Repackagings (SATURNS)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
15-May-08
15-May-08
15-Nov-07
17-Nov-08
12-May-08
Tribune Company Debenture Backed
Series 2006-1
Statement Date:
Cash Reconciliation Summary
Current Scheduled Interest
Interest Summary
Less Deferred Interest
Plus Gross Advance Interest
Less PPIS Reducing Scheduled Int
2,892,568.75
0.00
0.00
Less ASER Interest Adv Reduction
0.00
Less Other Adjustment
0.00
Total
2,892,568.75
Unscheduled Interest:
PPY/YM Penalties (+)
Retained Interest (-)
0.00
Total
0.00
Less Fees & Expenses Paid By/To Servicer
Less Fee Paid To Servicer
Less Fee Strips Paid by Servicer
Special Servicing Fees
Interest Due Serv on Advances
Recoup of Prior Advances
Misc. Fees & Expenses
Total Unscheduled Fees & Expenses
Total Interest Due Trust
Less Fees & Expenses Paid By/To Trust
Trustee Fee
Fee Strips
Total
Total Interest Due Certs
Principal Summary
Scheduled Principal:
Current Scheduled Principal
Advanced Scheduled Principal
Scheduled Principal
Unscheduled Principal:
Curtailments
Prepayments in Full
Liquidation Proceeds
Repurchase Proceeds
Other Principal Proceeds
Total Unscheduled Principal
Remittance Principal
Remittance P&I Due Trust
Remittance P&I Due Certs
Pool Balance Summary
Beginning Pool
Scheduled Principal
Unscheduled Principal
Deferred Interest
Liquidations
Repurchases
Ending Pool
Balance
Count
Principal
Interest
Prior Outstanding
Plus Current Period
Less Recovered
Ending Outstanding
Servicing Fee Summary
Current Servicing Fees
Plus Fees Advanced for PPIS
Less Reduction for PPIS
Plus Delinquent Servicing Fees
Total Servicing Fees
PPIS Summary
Gross PPIS
Reduced by PPIE
Reduced by Shortfalls in Fees
Reduced by Other Amounts
PPIS Reducing Scheduled Interest
PPIS Reducing Servicing Fee
PPIS Due Certificate
0.00
0.00
0.00
0.00
0.00
0.00
)
(5,500.00
0.00
0.00
)
(5,500.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,892,568.75
79,795,000.00
2
0.00
0.00
0
0.00
0.00
0
0.00
0
79,795,000.00
2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,887,068.75
Interest Not Advanced (
Current Period
)
0.00
0.00
Workout Fees
Liquidation Fees
0.00
0.00
Less Non Recovered
0.00
0.00
0.00
0.00
Advance Summary (Advance Made by Servicer)
0
0.00
Misc. Fees
Other Interest Proceeds (+)
0.00
0.00
2,892,568.75
2,887,068.75

13-May-2008 - 08:17 (2863-2865) (c) 2008 Bank Of America Corporation

Structured Asset Trust Unit Repackagings (SATURNS)
Class
Accrued
Certificate
Interest
Payment Date:
Prior Payment:
Next Payment:
Record Date:
15-May-08
15-May-08
15-Nov-07
17-Nov-08
12-May-08
Tribune Company Debenture Backed
Series 2006-1
Bond Interest Reconciliation Detail
Total
Interest
Deductions
Accrual
Total
Interest
Additions
Statement Date:
Method
Opening
Balance
Distributable
Certificate
Interest
Interest
Payment
Amount
Current
Period
Shortfall
Recovery
Remaining
Outstanding
Interest
Shorfalls
Credit
Support
Pass-Through
Rate
Days
Original
Current (1)
30/360
7.000000%
79,795,000.00
2,792,825.00
0.00
2,792,825.01
0.00
A
0.01
NA
NA
2,792,825.00
0.00
180
30/360
0.000000%
2,191,000.00
94,243.75
0.00
94,243.75
0.00
B
0.00
NA
NA
94,243.75
0.00
180
2,887,068.75
0.00
2,887,068.76
2,887,068.75
0.00
0.01
0.00
13-May-2008 - 08:17 (2863-2865) (c) 2008 Bank Of America Corporation

(1) Determined as follows: (A) the ending balance of all the classes less (B) the sum of (i) the ending balance of the class and (ii) the ending balance of all classes which are not subordinate to the class divided by (A).

Structured Asset Trust Unit Repackagings (SATURNS)
Class
Payment Date:
Prior Payment:
Next Payment:
Record Date:
15-May-08
15-May-08
15-Nov-07
17-Nov-08
12-May-08
Tribune Company Debenture Backed
Series 2006-1
Bond Interest Reconciliation Detail
Deductions
Allocable
PPIS
Deferred &
Accretion
Interest
Additions
Yield
Maintenance
Interest Accrual
on Prior Shortfall
Interest
Loss Expense
Statement Date:
Prior Interest
Shortfall Due
Other
Interest
Proceeds (1)
Prepayment
Premiums
Prior
Interest
Due Date
Current
Interest
Due Date
Interest
Payment
Amount
Distributable
Certificate
Interest
0.00
2,792,825.01
2,792,825.00
0.00
15-Nov-2007
15-May-2008
0.00
0.00
0.00
0.01
0.00
A
0.00
0.00
94,243.75
94,243.75
0.00
15-Nov-2007
15-May-2008
0.00
0.00
0.00
0.00
0.00
B
0.00
0.00
0.00
0.00
0.00
2,887,068.76
2,887,068.75
0.01
0.00
0.00
0.00
13-May-2008 - 08:17 (2863-2865) (c) 2008 Bank Of America Corporation

(1) Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the Bondholder's Distributable Interest.

Structured Asset Trust Unit Repackagings (SATURNS)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
15-May-08
15-May-08
15-Nov-07
17-Nov-08
12-May-08
Tribune Company Debenture Backed
Series 2006-1
Rating Information
Class
CUSIP
Fitch
Moody's
S&P
Fitch
Moody's
S&P
Original Ratings
Rating Change/Change Date(1)
Statement Date:
A
80412D105
NR
A3
A-
B2
8/11/07
CCC
3/18/08
B
80412DAA3
NR
NR
NR
CCC
3/18/08

13-May-2008 - 08:17 (2863-2865) (c) 2008 Bank Of America Corporation
NR - Designates that the class was not rated by the rating agency.
(1) Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.

Structured Asset Trust Unit Repackagings (SATURNS)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
15-May-08
15-May-08
15-Nov-07
17-Nov-08
12-May-08
Tribune Company Debenture Backed
Series 2006-1
Realized Loss Detail
Period
Disclosure
Control #
Appraisal
Date
Appraisal
Value
Beginning
Scheduled
Balance
Gross
Proceeds
Gross Proceeds
as a % of
Sched. Balance
Aggregate
Liquidation
Expenses *
Net
Liquidation
Proceeds
Net Proceeds
as a % of
Sched. Balance
Realized
Loss
Statement Date:
Current Total
Cumulative
13-May-2008 - 08:17 (2863-2865) (c) 2008 Bank Of America Corporation

* Aggregate liquidation expenses also include outstanding P&I advances and unpaid servicing fees, unpaid trustee fees, etc..

Structured Asset Trust Unit Repackagings (SATURNS)
Payment Date:
Prior Payment:
Next Payment:
Record Date:
15-May-08
15-May-08
15-Nov-07
17-Nov-08
12-May-08
Tribune Company Debenture Backed
Series 2006-1
Other Related Information
Statement Date:
Swap Recipients
Swap Amount Received
Next Swap Rate
Swap Information
None
0.00
0.00%
Underlying Information
Name
Cusip
Balance
Current Rate
Next Rate
Amount Received
Ratings Moody/S&P/Fitch
The Times Mirror Company 7.25% Debentures
887360AT2
79,795,000.00
7.25%
7.25%
2,892,568.75
A3/A-/NR

13-May-2008 - 08:17 (2863-2865) (c) 2008 Bank Of America Corporation